Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Michael D. Mabry

(215) 564-8011

mmabry@stradley.com

January 27, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re	Investment Managers Series Trust

File Nos. 333-122901 and 811-21719

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 206 under the 1933 Act and Amendment No. 213 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of Investment Managers Series Trust (the “Trust”). The Trust is filing the Amendment for the purpose of: (1) changing the investment objective of the Center Coast MLP Focus Fund (the “Fund”) series of the Trust; and (2) adding a line to the Fund’s fee table for deferred taxes. The Amendment relates only to the Fund and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number.

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

A Pennsylvania Limited Liability Partnership

Filing Desk

U.S. Securities and Exchange Commission

January 27, 2012

Very truly yours,

/s/ Michael D. Mabry

Michael D. Mabry

Cc:	Andrew Nowack
Sardjono Kadiman